Revenue Analysis and Segment Information - Schedule of Disaggregated Information of Revenues by Business Lines (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregated Information of Revenues by Business Lines [Line Items]
Revenues	$ 154,290	$ 231,424	$ 92,416
Revenue percentage	100.00%	100.00%	100.00%
Commodity trading [Member]
Schedule of Disaggregated Information of Revenues by Business Lines [Line Items]
Revenues	$ 144,974	$ 214,340	$ 68,409
Revenue percentage	93.90%	92.60%	74.00%
Cryptocurrency Mining [Member]
Schedule of Disaggregated Information of Revenues by Business Lines [Line Items]
Revenues		$ 9,258	$ 18,898
Revenue percentage		4.00%	20.40%
Hosting service [Member]
Schedule of Disaggregated Information of Revenues by Business Lines [Line Items]
Revenues	$ 7,501	$ 6,506	$ 2,365
Revenue percentage	4.90%	2.80%	2.60%
Other [Member]
Schedule of Disaggregated Information of Revenues by Business Lines [Line Items]
Revenues	$ 1,815	$ 1,320	$ 2,744
Revenue percentage	1.20%	0.60%	3.00%